Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes
Schedule of components of net loss before taxes and Income tax (benefit) expense

The components of net loss before taxes are as follows (in thousands):

	Year Ended December 31,
	2025	2024
Domestic	$(157,153)	$(24,778)
Foreign	(20,144)	(7,534)
Total net loss before taxes	$(177,297)	$(32,312)

Income tax (benefit) expense for the years ended December 31, 2025 and 2024 is comprised of the following (in thousands):

	December 31,
	2025	2024
Current:
U.S. Federal	$—	$60
State	—	1
Foreign	43	193
Total Current	43	254
Deferred:
Foreign	45	(143)
Total Deferred	45	(143)
Total income tax expense (benefit)	$88	$111

Schedule of effective tax rate

The effective tax rate of the Company’s provision for income taxes differs from the federal statutory rate for the year ended December 31, 2025 as follows (in thousands):

	Year Ended December 31, 2025
Tax expense at statutory rate	$(37,232)	21.00%
Increase (decrease) in tax resulting from:
Foreign tax effects:
South Africa:
Change in valuation allowance	4,057	(2.29)%
Other adjustments	(831)	0.47%
Other foreign jurisdictions:
Other adjustments	1,092	(0.62)%
Change in valuation allowance	3,919	(2.21)%
Nontaxable or nondeductible items:
Change in fair value of convertible notes	25,981	(14.65)%
Other adjustments	3,142	(1.77)%
Other adjustments	(40)	0.02%
Effective tax rate	$88	(0.05)%

The effective tax rate of the Company’s provision for income taxes differs from the federal statutory rate for the year ended December 31, 2024 as follows:

Year Ended December 31,
2024
Tax computed at federal statutory rate	21.00%
Earnings in jurisdictions taxed at rates different from the statutory U.S. federal tax rate	1.78%
Return to provision	(3.88)%
Change in fair value of convertible notes	(4.47)%
Non-deductible stock compensation expense	(5.58)%
Permanent differences	(0.09)%
Valuation allowance	(9.10)%
Income tax expense	(0.34)%

Schedule of net deferred taxes	Significant components of deferred tax assets (liabilities) are as follows (in thousands):

	December 31,
	2025	2024
Deferred tax assets:
Net operating loss carryforwards	$13,385	$5,262
Capitalized R&D costs	787	34
Other assets	—	—
Accruals and reserves	535	142
Property and equipment, net	219	—
Right-of-use lease liability	417	336
Total deferred tax assets	15,343	5,774
Deferred tax liabilities:
Property and equipment, net	—	(316)
Right-of-use lease asset	(379)	(325)
Total deferred tax liabilities	(379)	(641)
Total net deferred tax assets	14,964	5,133
Less: valuation allowance	(14,964)	(5,101)
Net deferred taxes (liabilities) assets	$—	$32